Warrants (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Oct. 31, 2024	Mar. 31, 2025
Warrants [Line Items]
Warrant shares	0.1
Reverse stock split	1-for-10
Exercisable share of common stock	0.1
Change in fair value (in Yuan Renminbi)		¥ 1.1
Public Warrants [Member]
Warrants [Line Items]
Warrant shares		10,750,000
Private Warrants [Member]
Warrants [Line Items]
Warrant shares		6,000,000
Private warrants (in Yuan Renminbi)		¥ 3.4
Business Combination [Member] | Public Warrants [Member]
Warrants [Line Items]
Warrant shares		10,000,000
Business Combination [Member] | Private Warrants [Member]
Warrants [Line Items]
Warrant shares		6,000,000